Credit card receivables (Details 6) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Stage 1 [Member]
IfrsStatementLineItems [Line Items]
Gross carrying amount at beginning of year	$ 11,891,823	$ 11,891,823	$ 4,525,689
Transfers from Stage 1 to Stage 2	(707,959)	(581,044)	(377,421)
Transfers from Stage 2 to Stage 1	465,757	307,046	178,742
Transfers to Stage 3	(805,829)	(554,432)	(218,192)
Transfers from Stage 3	98,326	20,523	8,576
Write-offs
Net change of gross carrying amount	3,738,093	4,109,980	3,450,551
Effect of changes in exchange rates (OCI)	(2,831,125)	839,480	182,325
Gross carrying amount at end of the year	11,849,086	11,891,823	11,891,823
Gross carrying amount at beginning of year		7,750,270
Stage 2 [Member]
IfrsStatementLineItems [Line Items]
Gross carrying amount at beginning of year	1,490,067	1,490,067	440,105
Transfers from Stage 1 to Stage 2	707,959	581,044	377,421
Transfers from Stage 2 to Stage 1	(465,757)	(307,046)	(178,742)
Transfers to Stage 3	(518,848)	(383,006)	(168,974)
Transfers from Stage 3	21,770	6,235	2,325
Write-offs
Net change of gross carrying amount	486,719	576,369	427,186
Effect of changes in exchange rates (OCI)	(344,014)	99,293	17,857
Gross carrying amount at end of the year	1,377,896	1,490,067	1,490,067
Gross carrying amount at beginning of year		917,178
Stage 3 [Member]
IfrsStatementLineItems [Line Items]
Gross carrying amount at beginning of year	1,106,414	598,777	196,359
Transfers from Stage 1 to Stage 2
Transfers from Stage 2 to Stage 1
Transfers to Stage 3	1,324,677	937,438	387,166
Transfers from Stage 3	(120,096)	(26,758)	(10,901)
Write-offs	(1,374,040)	(935,283)	(290,974)
Net change of gross carrying amount	763,150	462,050	313,606
Effect of changes in exchange rates (OCI)	(307,775)	70,190	3,521
Gross carrying amount at end of the year	1,392,330	1,106,414	598,777
Gross carrying amount at beginning of year		598,777
Total [Member]
IfrsStatementLineItems [Line Items]
Gross carrying amount at beginning of year	14,488,304	9,266,225	5,162,153
Transfers from Stage 1 to Stage 2
Transfers from Stage 2 to Stage 1
Transfers to Stage 3
Transfers from Stage 3
Write-offs	(1,374,040)	(935,283)	(290,974)
Net change of gross carrying amount	4,987,962	5,148,399	4,191,343
Effect of changes in exchange rates (OCI)	(3,482,914)	1,008,963	203,703
Gross carrying amount at end of the year	$ 14,619,312	14,488,304	$ 9,266,225
Gross carrying amount at beginning of year		$ 9,266,225